UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

International Equity Index Fund

Investor Class (PIEQX)

This semi-annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$13	0.25%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,409,596
Number of Portfolio Holdings	704

Portfolio Turnover Rate	2.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.0%
Industrials & Business Services	17.6
Health Care	12.0
Consumer Discretionary	9.9
Consumer Staples	8.3
Information Technology	8.0
Materials	5.5
Communication Services	5.2
Utilities	3.7
Other	6.8

Top Ten Holdings (as a % of Net Assets)

SAP	1.7%
Nestle	1.6
ASML Holding	1.5
Roche Holding	1.3
Novartis	1.3
AstraZeneca	1.2
Novo Nordisk	1.2
HSBC Holdings	1.1
Shell	1.1
Toyota Motor	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F135-053 6/25

International Equity Index Fund

Investor Class (PIEQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

International Equity Index Fund

Z Class (TLIEX)

This semi-annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,409,596
Number of Portfolio Holdings	704

Portfolio Turnover Rate	2.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.0%
Industrials & Business Services	17.6
Health Care	12.0
Consumer Discretionary	9.9
Consumer Staples	8.3
Information Technology	8.0
Materials	5.5
Communication Services	5.2
Utilities	3.7
Other	6.8

Top Ten Holdings (as a % of Net Assets)

SAP	1.7%
Nestle	1.6
ASML Holding	1.5
Roche Holding	1.3
Novartis	1.3
AstraZeneca	1.2
Novo Nordisk	1.2
HSBC Holdings	1.1
Shell	1.1
Toyota Motor	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1366-053 6/25

International Equity Index Fund

Z Class (TLIEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity
Index Fund
TLIEX International Equity
Index Fund–
.
Z Class

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 16.65 $ 14.06 $ 12.53 $ 16.86 $ 12.81 $ 13.92
Investment
activities
Net investment
income
(1)(2)
0.24 0.46 0.43 0.44 0.39 0.26
Net realized and
unrealized gain/
loss 1.18 2.60 1.46 (4.25) 3.92 (0.98)
Total from
investment
activities 1.42 3.06 1.89 (3.81) 4.31 (0.72)
Distributions
Net investment
income (0.45) (0.47) (0.36) (0.40) (0.26) (0.38)
Net realized gain — — — (0.12) — (0.01)
Total distributions (0.45) (0.47) (0.36) (0.52) (0.26) (0.39)
NET ASSET
VALUE
End of period $ 17.62 $ 16.65 $ 14.06 $ 12.53 $ 16.86 $ 12.81

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
8.80% 22.04% 15.12% (23.30)% 33.89% (5.43)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.25%
(4)
0.26% 0.26% 0.30% 0.40% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.25%
(4)
0.26% 0.26% 0.30% 0.40% 0.45%
Net investment
income 2.92%
(4)
2.82% 2.93% 3.05% 2.41% 2.03%
Portfolio turnover
rate 2.0% 4.6% 29.2% 12.9% 22.9% 10.5%
Net assets, end
of period (in
thousands) $869,548 $778,368 $630,134 $546,336 $727,834 $543,578
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 16.70 $ 14.10 $ 12.57 $ 16.92 $ 13.01
Investment activities
Net investment income
(2)(3)
0.28 0.51 0.47 0.53 0.45
Net realized and unrealized
gain/loss 1.16 2.59 1.47 (4.30) 3.73
Total from investment
activities 1.44 3.10 1.94 (3.77) 4.18
Distributions
Net investment income (0.50) (0.50) (0.41) (0.46) (0.27)
Net realized gain — — — (0.12) —
Total distributions (0.50) (0.50) (0.41) (0.58) (0.27)
NET ASSET VALUE
End of period $ 17.64 $ 16.70 $ 14.10 $ 12.57 $ 16.92

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(4)
8.90% 22.33% 15.46% (23.05)% 32.39%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments
by
Price
Associates 0.14%
(5)
0.15% 0.15% 0.15% 0.21%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 3.41%
(5)
3.13% 3.16% 3.82% 2.74%
(5)
Portfolio turnover rate 2.0% 4.6% 29.2% 12.9% 22.9%
Net assets, end of period (in
thousands) $540,048 $301,607 $112,446 $37,194 $2,207
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Equity Index Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  31,776 530
Total Argentina (Cost $539) 530
AUSTRALIA 6.6%
Common Stocks 6.6%
ANZ Group Holdings  233,847 4,472
APA Group  96,072 506
Aristocrat Leisure  44,009 1,880
ASX  14,912 675
BHP Group  399,346 9,518
BlueScope Steel  32,537 498
Brambles  106,350 1,398
CAR Group  29,048 620
Cochlear  4,926 863
Coles Group  103,078 1,400
Commonwealth Bank of Australia  131,801 14,049
Computershare  40,545 1,059
CSL  38,057 6,109
Fortescue  130,237 1,345
Goodman Group  159,031 3,044
GPT Group  142,117 421
Insurance Australia Group  182,258 957
James Hardie Industries, CDI (1) 33,056 776
Lottery Corp  164,861 549
Macquarie Group  28,377 3,507
Medibank  211,802 630
National Australia Bank  241,606 5,579
Northern Star Resources  88,011 1,081
Origin Energy  129,569 883
Pro Medicus  4,420 648
Qantas Airways  56,426 319
QBE Insurance Group  115,775 1,600
REA Group  4,064 646
Reece  16,884 170
Rio Tinto  28,983 2,168
Santos  249,775 960
Scentre Group  400,049 927
SGH  15,081 493
Sonic Healthcare  35,098 586

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
South32  347,419 599
Stockland  183,589 645
Suncorp Group  83,279 1,083
Telstra Group  311,014 898
Transurban Group  242,461 2,185
Treasury Wine Estates  60,199 344
Vicinity  287,137 434
Washington H. Soul Pattinson  17,738 422
Wesfarmers  89,068 4,462
Westpac Banking  269,700 5,660
WiseTech Global  14,147 804
Woodside Energy Group  148,103 1,931
Woolworths Group  95,305 1,924
Xero (1) 11,180 1,177
Total Australia (Cost $78,486) 92,904
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  23,991 1,625
OMV  10,920 565
Verbund  5,052 388
Total Austria (Cost $1,834) 2,578
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  11,565 725
Anheuser-Busch InBev  70,552 4,650
Argenx (1) 4,728 3,056
D'ieteren Group (2) 1,598 319
Groupe Bruxelles Lambert  6,159 508
KBC Group  17,662 1,629
Lotus Bakeries  32 308
Sofina (2) 1,185 331
Syensqo  5,493 393
UCB  9,723 1,783
Total Belgium (Cost $9,736) 13,702
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)  30,328 666
Total Chile (Cost $468) 666

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 2.3%
Common Stocks 2.3%
AP Moller - Maersk, Class A  223 381
AP Moller - Maersk, Class B (2) 351 604
Carlsberg, Class B  7,347 1,001
Coloplast, Class B (2) 9,700 1,098
Danske Bank  53,745 1,886
Demant (1)(2) 6,802 248
DSV (2) 16,008 3,393
Genmab (1) 4,836 1,025
Novo Nordisk, Class B  253,747 16,966
Novonesis Novozymes, Class B (2) 27,461 1,784
Orsted (1)(2) 12,932 514
Pandora  6,306 939
ROCKWOOL, Class B  7,230 330
Tryg  26,072 622
Vestas Wind Systems  77,665 1,035
Zealand Pharma (1)(2) 4,735 335
Total Denmark (Cost $24,784) 32,161
EUROPE/FAR EAST 0.3%
Equity Funds 0.3%
iShares Core MSCI EAFE, ETF (USD)  57,053 4,491
Total Europe/Far East (Cost $4,212) 4,491
FINLAND 1.0%
Common Stocks 1.0%
Elisa  10,542 562
Fortum  34,503 578
Kesko, Class B  20,279 466
Kone, Class B  26,140 1,619
Metso (2) 47,816 520
Neste (2) 31,399 326
Nokia  416,032 2,080
Nordea Bank  246,977 3,420
Orion, Class B  8,019 502
Sampo, Class A  188,879 1,892
Stora Enso, Class R  43,138 401
UPM-Kymmene  41,047 1,087

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Wartsila  38,681 715
Total Finland (Cost $12,870) 14,168
FRANCE 11.2%
Common Stocks 11.2%
Accor  14,992 739
Aeroports de Paris  2,664 333
Air Liquide  45,509 9,351
Airbus  46,743 7,932
Alstom (1) 26,620 643
Amundi  4,732 374
ArcelorMittal  36,073 1,067
Arkema  4,367 332
AXA  139,286 6,588
BioMerieux  3,076 415
BNP Paribas  80,014 6,780
Bollore  54,818 339
Bouygues  14,573 641
Bureau Veritas  24,435 776
Capgemini  12,021 1,919
Carrefour  41,713 643
Cie de Saint-Gobain  35,214 3,828
Cie Generale des Etablissements Michelin  52,267 1,911
Covivio  4,293 241
Credit Agricole  81,857 1,535
Danone  50,669 4,360
Dassault Aviation  1,503 542
Dassault Systemes  52,241 1,958
Edenred  18,134 565
Eiffage  5,276 718
Engie  143,055 2,957
EssilorLuxottica  23,384 6,738
Eurazeo  3,219 235
Eurofins Scientific  10,390 656
Euronext  6,013 1,005
FDJ United  7,837 279
Gecina  3,540 363
Getlink  23,150 440
Hermes International  2,491 6,851
Ipsen  2,900 337
Kering  5,726 1,165
Klepierre  16,547 606
L'Oreal  18,914 8,357

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Legrand  20,487 2,251
LVMH Moet Hennessy Louis Vuitton  21,671 12,004
Orange  145,378 2,109
Pernod Ricard  15,722 1,704
Publicis Groupe  17,835 1,815
Renault  14,782 785
Rexel  16,585 461
Safran  28,319 7,536
Sanofi  89,474 9,788
Sartorius Stedim Biotech  2,163 510
Schneider Electric  43,050 10,058
Societe Generale  56,356 2,938
Sodexo  6,553 416
STMicroelectronics  52,071 1,184
Teleperformance  4,057 445
Thales  7,239 2,028
TotalEnergies  169,863 9,675
Unibail-Rodamco-Westfield  9,134 773
Veolia Environnement  54,884 2,005
Vinci  38,853 5,458
Total France (Cost $115,849) 158,462
GERMANY 10.2%
Common Stocks 9.9%
adidas  13,399 3,083
Allianz  30,409 12,576
BASF  69,965 3,573
Bayer  76,610 2,008
Bayerische Motoren Werke  22,599 1,917
Beiersdorf  7,630 1,075
Brenntag (2) 9,439 630
Commerzbank  73,917 1,956
Continental  8,460 661
Covestro (1) 13,809 930
CTS Eventim  4,625 548
Daimler Truck Holding  36,540 1,468
Delivery Hero (1) 14,382 407
Deutsche Bank  145,091 3,804
Deutsche Boerse  14,785 4,762
Deutsche Lufthansa  44,542 320
Deutsche Post  75,212 3,214
Deutsche Telekom  274,769 9,869
E.ON  175,828 3,075

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Evonik Industries  19,589 440
Fresenius (1) 32,488 1,543
Fresenius Medical Care  15,796 804
GEA Group  11,929 778
Hannover Rueck  4,638 1,489
Heidelberg Materials  10,656 2,130
Henkel  7,993 564
Infineon Technologies  102,342 3,390
Knorr-Bremse  5,380 534
LEG Immobilien  5,519 468
Mercedes-Benz Group  56,593 3,384
Merck  9,940 1,384
MTU Aero Engines  4,139 1,433
Muenchener Rueckversicherungs-Gesellschaft  10,520 7,202
Nemetschek  4,276 568
Puma  7,331 189
QIAGEN  16,587 712
Rational  393 337
Rheinmetall  3,424 5,831
RWE  49,311 1,915
SAP  82,294 24,078
Scout24  5,768 687
Siemens  59,853 13,782
Siemens Energy (1) 50,116 3,868
Siemens Healthineers  21,687 1,169
Symrise  10,211 1,178
Talanx  4,788 550
Vonovia  57,737 1,915
Zalando (1) 17,253 630
138,828
Preferred Stocks 0.3%
Bayerische Motoren Werke  4,291 346
Dr. Ing. h.c. F. Porsche  8,434 424
Henkel  13,017 1,011
Porsche Automobil Holding  11,353 468
Sartorius  1,941 504
Volkswagen  15,858 1,726
4,479
Total Germany (Cost $95,377) 143,307

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  848,400 6,357
BOC Hong Kong Holdings  285,000 1,182
Brightoil Petroleum Holdings (1)(3) 109,000 —
CK Asset Holdings (2) 148,300 606
CK Hutchison Holdings  206,300 1,163
CK Infrastructure Holdings  48,500 327
CLP Holdings  126,400 1,078
Futu Holdings, ADR (USD)  4,163 384
Galaxy Entertainment Group  169,000 610
Hang Seng Bank  58,000 810
Henderson Land Development  111,773 317
HKT Trust & HKT  290,000 413
Hong Kong & China Gas  861,277 775
Hong Kong Exchanges & Clearing  94,600 4,133
Hongkong Land Holdings (USD)  84,400 413
Jardine Matheson Holdings (USD)  12,400 551
Link REIT (2) 200,000 936
MTR  119,500 413
Power Assets Holdings  106,500 704
Sands China (1) 180,000 322
Sino Land  311,800 321
SITC International Holdings  103,000 285
Sun Hung Kai Properties  111,000 1,053
Swire Pacific, Class A  30,500 264
Techtronic Industries  105,500 1,062
WH Group  641,000 573
Wharf Holdings  74,000 186
Wharf Real Estate Investment  128,100 306
Total Hong Kong (Cost $23,192) 25,544
IRELAND 0.3%
Common Stocks 0.3%
AIB Group  161,166 1,083
Bank of Ireland Group  77,169 906
DCC (GBP)  7,326 479
Kerry Group, Class A  11,504 1,218
Kingspan Group  11,890 1,003
Total Ireland (Cost $3,419) 4,689

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 0.9%
Common Stocks 0.9%
Azrieli Group  3,264 238
Bank Hapoalim  96,812 1,420
Bank Leumi Le-Israel  117,021 1,662
Check Point Software Technologies (USD) (1) 6,767 1,486
CyberArk Software (USD) (1) 3,602 1,268
Elbit Systems  2,056 791
Global-e Online (USD) (1) 7,428 267
ICL Group  59,383 396
Israel Discount Bank, Class A  94,811 708
Mizrahi Tefahot Bank  11,930 604
Monday.com (USD) (1) 2,876 808
Nice (1) 4,835 755
Nova (1) 2,220 429
Teva Pharmaceutical Industries, ADR (USD) (1) 86,164 1,336
Total Israel (Cost $7,957) 12,168
ITALY 3.0%
Common Stocks 3.0%
Amplifon  8,648 165
Banco BPM  99,049 1,106
BPER Banca  76,533 622
Davide Campari-Milano (2) 47,347 318
DiaSorin  1,555 178
DiaSorin, Rights, 5/2/25 (1) 1,555 —
Enel  639,000 5,539
Eni  166,838 2,389
Ferrari  9,895 4,530
FinecoBank Banca Fineco  46,990 940
Generali  73,660 2,692
Infrastrutture Wireless Italiane  23,339 279
Intesa Sanpaolo  1,189,456 6,350
Leonardo  31,125 1,618
Mediobanca Banca di Credito Finanziario  38,451 786
Moncler  17,965 1,109
Nexi (1)(2) 37,844 221
Poste Italiane  35,157 713
Prysmian  21,610 1,187
Recordati Industria Chimica e Farmaceutica  8,743 516
Snam (2) 155,083 890

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Stellantis, Borsa Italiana S.P.A  155,909 1,451
Telecom Italia (1)(2) 766,310 303
Terna - Rete Elettrica Nazionale  108,207 1,076
UniCredit  109,772 6,387
Unipol Assicurazioni  26,631 478
Total Italy (Cost $29,161) 41,843
JAPAN 21.4%
Common Stocks 21.4%
Advantest  60,000 2,510
Aeon  50,300 1,487
AGC  14,600 456
Aisin  39,000 495
Ajinomoto  70,400 1,440
ANA Holdings  12,300 236
Asahi Group Holdings  111,200 1,537
Asahi Kasei  96,500 672
Asics  49,700 1,068
Astellas Pharma  139,180 1,394
Bandai Namco Holdings  46,300 1,609
Bridgestone  44,600 1,865
Canon  73,000 2,253
Capcom  26,700 773
Central Japan Railway  59,500 1,252
Chiba Bank (2) 43,600 388
Chubu Electric Power  49,600 644
Chugai Pharmaceutical  52,600 3,030
Concordia Financial Group  80,900 523
Dai Nippon Printing  28,800 401
Daifuku (2) 24,900 659
Dai-ichi Life Holdings  282,300 2,038
Daiichi Sankyo  137,300 3,512
Daikin Industries  20,700 2,358
Daito Trust Construction  4,600 512
Daiwa House Industry  43,200 1,563
Daiwa Securities Group  102,600 675
Denso  147,600 1,906
Dentsu Group (2) 14,700 308
Disco  7,100 1,374
East Japan Railway (2) 69,800 1,513
Eisai  19,800 572
ENEOS Holdings  210,020 1,011
FANUC  73,800 1,873

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Fast Retailing (2) 15,000 4,934
Fuji Electric  10,000 445
FUJIFILM Holdings  87,200 1,786
Fujikura  19,400 722
Fujitsu  137,800 3,061
Hankyu Hanshin Holdings  17,000 485
Hikari Tsushin  1,300 361
Hitachi  364,900 9,019
Honda Motor  351,800 3,579
Hoshizaki  8,400 357
Hoya  27,300 3,212
Hulic  34,200 358
Idemitsu Kosan  67,160 416
Inpex  67,800 848
Isuzu Motors  43,400 584
ITOCHU  93,400 4,777
Japan Airlines  10,100 183
Japan Exchange Group  76,400 850
Japan Post Bank  139,200 1,431
Japan Post Holdings  148,000 1,439
Japan Post Insurance  14,800 298
Japan Tobacco  94,000 2,896
JFE Holdings  44,275 516
Kajima  30,500 728
Kansai Electric Power (2) 72,900 898
Kao  35,900 1,537
Kawasaki Kisen Kaisha  27,600 379
KDDI  240,900 4,270
Keyence  15,356 6,420
Kikkoman (2) 50,300 492
Kirin Holdings  59,800 905
Kobe Bussan  11,600 354
Komatsu  70,600 2,042
Konami Group  7,800 1,114
Kubota  75,300 875
Kyocera  98,800 1,171
Kyowa Kirin (2) 18,000 281
Lasertec (2) 6,200 576
LY  220,100 832
M3 (1) 33,600 421
Makita  18,400 538
Marubeni  110,000 1,950
MatsukiyoCocokara  24,600 452

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
MEIJI Holdings  18,280 449
MINEBEA MITSUMI  26,900 394
Mitsubishi (2) 268,500 5,098
Mitsubishi Chemical Group  104,300 507
Mitsubishi Electric  148,900 2,881
Mitsubishi Estate  81,800 1,437
Mitsubishi HC Capital (2) 65,200 461
Mitsubishi Heavy Industries  251,700 4,962
Mitsubishi UFJ Financial Group  902,590 11,372
Mitsui  198,000 4,004
Mitsui Fudosan  206,300 2,045
Mitsui OSK Lines  26,500 883
Mizuho Financial Group  189,410 4,736
MonotaRO  19,300 371
MS&AD Insurance Group Holdings  100,500 2,284
Murata Manufacturing  130,200 1,855
NEC  95,900 2,334
Nexon (2) 25,900 406
NIDEC  64,188 1,141
Nintendo  86,800 7,206
Nippon Building Fund  567 526
Nippon Paint Holdings (2) 72,900 555
Nippon Sanso Holdings (2) 12,800 410
Nippon Steel  75,312 1,585
Nippon Telegraph & Telephone  2,336,700 2,442
Nippon Yusen KK  33,600 1,098
Nissan Motor (1)(2) 171,300 408
Nissin Foods Holdings  15,100 333
Nitori Holdings  6,200 738
Nitto Denko  54,300 954
Nomura Holdings  231,100 1,288
Nomura Research Institute  28,981 1,097
NTT Data Group (2) 47,500 943
Obayashi  49,900 774
Obic  24,800 868
Olympus  86,000 1,127
Omron  13,000 386
Ono Pharmaceutical  27,700 319
Oracle Corporation Japan (2) 2,800 337
Oriental Land  84,300 1,785
ORIX  90,000 1,805
Osaka Gas  27,900 707
Otsuka  16,900 375

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Otsuka Holdings  34,400 1,677
Pan Pacific International Holdings  29,300 902
Panasonic Holdings  181,995 2,087
Rakuten Group (1)(2) 115,900 683
Recruit Holdings  110,300 6,112
Renesas Electronics  129,400 1,519
Resona Holdings  160,800 1,290
Ricoh  39,100 411
SBI Holdings  20,940 551
SCREEN Holdings  6,000 399
SCSK  11,600 303
Secom (2) 32,200 1,184
Seiko Epson  22,200 308
Sekisui Chemical  28,000 489
Sekisui House  45,800 1,053
Seven & i Holdings  173,156 2,549
SG Holdings  24,600 259
Shimadzu (2) 17,500 448
Shimano  5,700 803
Shin-Etsu Chemical  140,100 4,263
Shionogi  58,100 976
Shiseido (2) 30,700 505
SMC (2) 4,400 1,424
SoftBank  2,243,100 3,394
SoftBank Group  74,900 3,788
Sompo Holdings  69,600 2,281
Sony Group  484,200 12,775
Subaru  45,100 817
Sumitomo  85,000 2,075
Sumitomo Electric Industries  54,900 882
Sumitomo Metal Mining  18,300 406
Sumitomo Mitsui Financial Group  293,100 6,993
Sumitomo Mitsui Trust Group  49,924 1,235
Sumitomo Realty & Development  23,700 883
Suntory Beverage & Food  10,700 374
Suzuki Motor  120,800 1,448
Sysmex  38,700 718
T&D Holdings  37,600 800
Taisei  12,200 662
Takeda Pharmaceutical  124,698 3,772
TDK  149,400 1,594
Terumo  103,900 1,989
TIS  15,700 453

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Toho  8,300 474
Tokio Marine Holdings  139,800 5,604
Tokyo Electron  35,100 5,226
Tokyo Gas  26,900 894
Tokyo Metro  22,600 286
Tokyu (2) 39,300 477
TOPPAN Holdings  17,700 497
Toray Industries  106,600 681
Toyota Industries  12,500 1,466
Toyota Motor  746,290 14,254
Toyota Tsusho  49,000 974
Trend Micro  9,700 696
Unicharm  85,900 798
West Japan Railway (2) 34,400 724
Yakult Honsha  19,600 403
Yamaha Motor (2) 71,000 558
Yaskawa Electric  17,400 367
Yokogawa Electric  17,600 381
Zensho Holdings  7,100 439
ZOZO  31,200 317
Total Japan (Cost $216,745) 301,435
NETHERLANDS 4.3%
Common Stocks 4.3%
ABN AMRO Bank, CVA (2) 35,238 730
Adyen (1) 1,726 2,793
Aegon  99,872 642
AerCap Holdings (USD)  14,945 1,584
Akzo Nobel  13,135 829
ASM International  3,650 1,784
ASML Holding  31,038 20,778
ASR Nederland  12,190 769
BE Semiconductor Industries  6,126 663
Coca-Cola Europacific Partners (USD)  15,933 1,446
CVC Capital Partners (1) 15,648 279
DSM-Firmenich  14,303 1,554
EXOR  7,648 722
Heineken  22,472 2,012
Heineken Holding  9,969 779
IMCD (2) 4,464 594
ING Groep  247,157 4,800
JDE Peet's  13,284 322
Koninklijke Ahold Delhaize  72,066 2,959

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Koninklijke KPN  299,085 1,391
Koninklijke Philips (1) 61,445 1,559
NN Group  20,687 1,269
Prosus  107,420 5,036
Randstad (2) 8,333 335
Universal Music Group (2) 64,160 1,887
Wolters Kluwer  18,689 3,300
Total Netherlands (Cost $43,857) 60,816
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  129,344 578
Contact Energy  61,500 324
Fisher & Paykel Healthcare  45,170 911
Infratil  68,097 427
Meridian Energy  96,739 315
Total New Zealand (Cost $2,122) 2,555
NORWAY 0.6%
Common Stocks 0.6%
Aker BP  24,304 522
DNB Bank  69,781 1,744
Equinor  64,436 1,459
Gjensidige Forsikring  14,847 347
Kongsberg Gruppen  6,765 1,090
Mowi  35,793 656
Norsk Hydro  108,154 574
Orkla  53,911 601
Salmar  5,077 251
Telenor  47,355 711
Yara International  12,684 412
Total Norway (Cost $6,903) 8,367
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 17,305 292
Total Poland (Cost $305) 292
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
EDP  241,335 951
EDP Renovaveis (2) 23,992 225
Galp Energia  30,974 480
Jeronimo Martins  21,000 508
Total Portugal (Cost $2,411) 2,164
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.6%
Common Stocks 1.6%
CapitaLand Ascendas REIT  287,697 586
CapitaLand Integrated Commercial Trust  449,078 739
CapitaLand Investment  180,000 379
DBS Group Holdings  156,550 5,086
Genting Singapore  465,100 264
Grab Holdings, Class A (USD) (1) 173,513 847
Keppel  112,100 564
Oversea-Chinese Banking  265,325 3,284
Sea, ADR (USD) (1) 28,717 3,850
Sembcorp Industries  68,700 348
Singapore Airlines  114,432 587
Singapore Exchange  65,900 725
Singapore Technologies Engineering  120,000 681
Singapore Telecommunications  571,450 1,653
United Overseas Bank  98,920 2,627
Wilmar International  147,600 346
Yangzijiang Shipbuilding Holdings  191,500 328
Total Singapore (Cost $17,027) 22,894
SPAIN 3.1%
Common Stocks 3.1%
Acciona (2) 1,899 277
ACS Actividades de Construccion y Servicios  13,711 859
Aena  5,769 1,449
Amadeus IT Group  35,269 2,776
Banco Bilbao Vizcaya Argentaria  453,049 6,218
Banco de Sabadell  418,390 1,221
Banco Santander (2) 1,192,116 8,393

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CaixaBank (2) 308,522 2,365
Cellnex Telecom  40,750 1,649
EDP Renovaveis, Rights, 5/15/25 (1)(2) 23,992 2
Endesa  24,428 734
Ferrovial  36,934 1,802
Grifols (1) 22,941 217
Iberdrola  458,398 8,263
Industria de Diseno Textil (2) 85,648 4,606
Redeia  31,209 654
Repsol  89,011 1,088
Telefonica (2) 305,251 1,568
Total Spain (Cost $31,166) 44,141
SWEDEN 3.6%
Common Stocks 3.6%
AddTech, Class B  19,989 673
Alfa Laval (2) 22,252 923
Assa Abloy, Class B  78,345 2,378
Atlas Copco, Class A (2) 210,543 3,259
Atlas Copco, Class B (2) 121,592 1,688
Beijer Ref (2) 28,543 435
Boliden (1) 21,035 645
Epiroc, Class A (2) 50,683 1,097
Epiroc, Class B  29,992 588
EQT (2) 28,636 828
Essity, Class B  46,933 1,357
Evolution (2) 12,219 846
Fastighets Balder, Class B (1)(2) 54,903 395
H & M Hennes & Mauritz, Class B (2) 43,565 631
Hexagon, Class B (2) 159,673 1,554
Holmen, Class B (2) 5,863 232
Industrivarden, Class A  9,167 322
Industrivarden, Class C  11,904 418
Indutrade (2) 21,015 569
Investment AB Latour, Class B (2) 10,991 297
Investor, Class B  135,797 4,023
L E Lundbergforetagen, Class B  5,845 308
Lifco, Class B  17,928 694
Nibe Industrier, Class B (2) 112,340 479
Saab, Class B  24,633 1,147
Sagax, Class B (2) 16,870 383
Sandvik (2) 83,029 1,714
Securitas, Class B (2) 36,441 578

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Skandinaviska Enskilda Banken, Class A  123,783 1,964
Skanska, Class B  26,171 608
SKF, Class B  26,232 514
Spotify Technology (USD) (1) 12,114 7,438
Svenska Cellulosa, Class B  46,660 603
Svenska Handelsbanken, Class A  112,174 1,468
Swedbank, Class A  65,294 1,630
Swedish Orphan Biovitrum (1) 14,517 442
Tele2, Class B  42,039 620
Telefonaktiebolaget LM Ericsson, Class B  216,555 1,829
Telia  181,443 682
Trelleborg, Class B (2) 16,384 565
Volvo, Class B  124,484 3,384
Total Sweden (Cost $38,662) 50,208
SWITZERLAND 9.8%
Common Stocks 9.8%
ABB  124,345 6,567
Alcon  39,190 3,808
Avolta  6,360 290
Baloise Holding  3,171 705
Banque Cantonale Vaudoise (2) 2,317 285
Barry Callebaut (2) 264 237
BKW  1,625 326
Chocoladefabriken Lindt & Spruengli (2) 73 1,064
Chocoladefabriken Lindt & Spruengli, Registered Shares  8 1,133
Cie Financiere Richemont, Class A  42,280 7,471
EMS-Chemie Holding (2) 537 396
Galderma Group  7,319 850
Geberit  2,606 1,805
Givaudan  724 3,493
Helvetia Holding  2,855 630
Holcim  40,917 4,572
Julius Baer Group  15,843 1,027
Kuehne + Nagel International  3,715 856
Logitech International  11,698 889
Lonza Group  5,666 4,071
Nestle  206,482 21,977
Novartis  155,289 17,712
Partners Group Holding  1,775 2,326
Roche Holding  2,461 856
Roche Holding, Genusschein  55,355 18,100
Sandoz Group  32,146 1,394

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Schindler Holding  3,131 1,145
Schindler Holding, Registered Shares  1,805 640
SGS  11,659 1,139
SIG Group (2) 22,653 437
Sika  11,939 2,984
Sonova Holding  3,897 1,198
Straumann Holding (2) 8,584 1,047
Swatch Group (2) 2,147 373
Swiss Life Holding  2,243 2,240
Swiss Prime Site  5,945 838
Swiss Re  23,672 4,249
Swisscom (2) 1,991 1,328
Temenos  4,160 298
UBS Group  258,718 7,853
VAT Group  2,076 749
Zurich Insurance Group  11,513 8,166
Total Switzerland (Cost $93,134) 137,524
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost $125) —
UNITED KINGDOM 14.5%
Common Stocks 14.5%
3i Group  76,380 4,330
Admiral Group  20,024 871
Anglo American  99,452 2,715
Ashtead Group  34,006 1,820
Associated British Foods  24,709 681
AstraZeneca  122,162 17,502
Auto Trader Group  68,317 768
Aviva  205,930 1,543
BAE Systems  236,491 5,483
Barclays  1,131,769 4,509
Barratt Redrow  106,015 661
BP  1,267,070 5,851
British American Tobacco  156,279 6,807
BT Group  497,736 1,155
Bunzl  25,435 799
Centrica  381,330 816
Coca-Cola HBC  16,713 870

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Compass Group  133,269 4,493
Croda International  9,846 389
Diageo  174,748 4,907
Entain  44,657 382
Experian  72,087 3,586
Glencore  811,936 2,662
GSK  325,782 6,445
Haleon  709,957 3,572
Halma  29,198 1,078
Hikma Pharmaceuticals  12,778 339
HSBC Holdings  1,407,862 15,694
Imperial Brands  62,007 2,544
Informa  102,305 999
InterContinental Hotels Group  12,188 1,301
Intertek Group  12,413 762
J Sainsbury  131,093 466
JD Sports Fashion  179,977 189
Kingfisher  135,376 520
Land Securities Group  52,521 416
Legal & General Group  453,225 1,427
Lloyds Banking Group  4,759,210 4,676
London Stock Exchange Group  37,591 5,853
M&G  175,622 487
Marks & Spencer Group  157,776 820
Melrose Industries  98,880 575
Mondi  32,690 496
National Grid  384,401 5,548
NatWest Group  600,021 3,860
Next  9,037 1,491
Pearson  46,116 739
Phoenix Group Holdings  53,893 431
Prudential  206,916 2,200
Reckitt Benckiser Group  53,782 3,471
RELX  146,285 7,984
Rentokil Initial  194,383 891
Rio Tinto  88,586 5,279
Rolls-Royce Holdings  668,661 6,769
Sage Group  77,098 1,278
Schroders  61,744 272
Segro  98,841 899
Severn Trent  20,779 773
Shell  480,157 15,496
Smith & Nephew  63,883 899

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Smiths Group  26,364 657
Spirax Group  5,450 430
SSE  86,029 1,940
Standard Chartered  160,678 2,314
Tesco  526,999 2,608
Unilever  195,133 12,424
United Utilities Group  52,441 788
Vodafone Group  1,563,877 1,537
Whitbread  13,299 462
Wise, Class A (1) 51,239 672
WPP  82,967 643
Total United Kingdom (Cost $168,859) 205,014
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1) 3,983 675
Total United States (Cost $830) 675
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.38% (4)(5) 8,317,975 8,318
Total Short-Term Investments (Cost $8,318) 8,318
SECURITIES LENDING COLLATERAL 3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.38% (4)(5) 47,345,641 47,346
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 47,346
Total Securities Lending Collateral (Cost $47,346) 47,346
Total Investments in Securities
102.1% of Net Assets
(Cost $1,085,831) $ 1,438,962

T. ROWE PRICE International Equity Index Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at April 30, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 174 MSCI EAFE Index contracts 6/25 21,704 $ 1,059
Net payments (receipts) of variation margin to date (1,093)
Variation margin receivable (payable) on open futures contracts $ (34)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 602++
Totals $ —# $ — $ 602+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 51,092  ¤  ¤ $ 55,664
Total $ 55,664^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $602 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $55,664.

T. ROWE PRICE International Equity Index Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,085,831) $ 1,438,962
Dividends receivable 5,323
Receivable for shares sold 4,603
Foreign currency (cost $3,718) 3,719
Cash deposits on futures contracts 932
Due from affiliates 5
Other assets 3,979
Total assets 1,457,523
Liabilities
Obligation to return securities lending collateral 47,346
Payable for shares redeemed 230
Investment management fees payable 98
Variation margin payable on futures contracts 34
Other liabilities 219
Total liabilities 47,927
NET ASSETS $ 1,409,596
Net Assets Consist of:
Total distributable earnings (loss) $ 307,680
Paid-in capital applicable to 79,962,739 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 1,101,916
NET ASSETS $ 1,409,596
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $869,548; Shares outstanding: 49,351,010) $ 17.62
Z Class
(Net assets: $540,048; Shares outstanding: 30,611,729) $ 17.64

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,681) $ 19,609
Securities lending 89
Other 28
Total income 19,726
Expenses
Investment management 544
Shareholder servicing
Investor Class 431
Prospectus and shareholder reports
Investor Class
$
8
Z Class 1 9
Custody and accounting 184
Registration 69
Legal and audit 41
Directors 2
Miscellaneous 16
Waived / paid by Price Associates (297)
Total expenses 999
Net investment income 18,727

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,938)
Futures (1,348)
Foreign currency transactions 154
Net realized loss (8,132)
Change in net unrealized gain / loss
Securities 99,757
Futures 1,761
Other assets and liabilities denominated in foreign currencies 433
Change in net unrealized gain / loss 101,951
Net realized and unrealized gain / loss 93,819
INCREASE IN NET ASSETS FROM OPERATIONS $ 112,546

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,727 $ 27,529
Net realized gain (loss) (8,132) 401
Change in net unrealized gain / loss 101,951 138,320
Increase in net assets from operations 112,546 166,250
Distributions to shareholders
Net earnings
Investor Class (21,411) (21,024)
Z Class (10,535) (4,210)
Decrease in net assets from distributions (31,946) (25,234)
Capital share transactions
*
Shares sold
Investor Class 99,714 142,785
Z Class 228,626 183,776
Distributions reinvested
Investor Class 19,905 19,807
Z Class 10,535 4,210
Shares redeemed
Investor Class (75,968) (131,282)
Z Class (33,791) (22,917)
Increase in net assets from capital share
transactions 249,021 196,379
Net Assets
Increase during period 329,621 337,395
Beginning of period 1,079,975 742,580
End of period $ 1,409,596 $ 1,079,975
*Share information (000s)
Shares sold
Investor Class 5,989 8,736
Z Class 13,913 11,192
Distributions reinvested
Investor Class 1,232 1,291
Z Class 652 274
Shares redeemed
Investor Class (4,610) (8,097)
Z Class (2,013) (1,383)
Increase in shares outstanding 15,163 12,013

T. ROWE PRICE International Equity Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Equity Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class)
and the International Equity Index Fund–Z Class (Z Class). The Z Class is
only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE International Equity Index Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE International Equity Index Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Equity Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Equity Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Equity Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,389 $ 1,352,939 $ — $ 1,374,328
Preferred Stocks — 4,479 — 4,479
Short-Term Investments 8,318 — — 8,318
Securities Lending Collateral 47,346 — — 47,346
Equity Funds 4,491 — — 4,491
Total Securities 81,544 1,357,418 — 1,438,962
Futures Contracts* 1,059 — — 1,059
Total $ 82,603 $ 1,357,418 $ — $ 1,440,021
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 1,059
*
Total $ 1,059
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (1,348)
Total $ (1,348)

T. ROWE PRICE International Equity Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2025, cash of $932,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 1,761
Total $ 1,761

T. ROWE PRICE International Equity Index Fund

and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE International Equity Index Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
April 30, 2025, the value of loaned securities was $45,219,000; the value of cash collateral and related investments was $47,346,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $268,496,000 and
$24,106,000, respectively, for the six months ended April 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had
$38,205,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,093,869,000. Net unrealized gain aggregated $346,476,000 at period-end, of which $389,026,000 related to appreciated investments and $42,550,000 related to depreciated investments.

T. ROWE PRICE International Equity Index Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE International Equity Index Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2025.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2025 as indicated in the table below. At April 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE International Equity Index Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $202,000 for T. Rowe Price Services, Inc.; and $58,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2025, the fund was charged $33,000 for shareholder servicing costs related to the college savings plans, of which $14,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees
Investor
Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $(297)

T. ROWE PRICE International Equity Index Fund

payable, are presented net on the accompanying Statement of Assets and
Liabilities. At April 30, 2025, approximately 18% of the outstanding shares of the
Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE International Equity Index Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Equity Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE International Equity Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted
that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Equity Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Equity Index Fund

fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and third quintile
(Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Equity Index Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F135-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025